CIRR-system (Tables)	6 Months Ended
Jun. 30, 2025
CIRR-system
Schedule of information about CIRR-system

Statement of Comprehensive Income for the CIRR-system

	Apr-Jun	Jan–Mar	Apr-Jun	Jan-Jun	Jan-Jun	Jan-Dec
Skr mn	2025	2025	2024	2025	2024	2024
Interest income	540	563	576	1,103	1,162	2,302
Interest expenses	-583	-598	-505	-1,181	-1,028	-2,070
Interest compensation	–	–	–	–	–	–
Exchange-rate differences	1	1	0	2	1	1
Profit before compensation to SEK	-42	-34	71	-76	135	233
Administrative remuneration to SEK	-59	-71	-64	-130	-129	-240
Operating profit CIRR-system	-101	-105	7	-206	6	-7
Reimbursement to (–) / from (+) the State	101	105	-7	206	-6	7

Statement of Financial Position for the CIRR-system

	June 30,	December 31,
Skr mn	2025	2024
Cash and cash equivalents	0	0
Loans	91,050	101,657
Derivatives	2,399	3,939
Other assets	437	217
Prepaid expenses and accrued revenues	1,708	1,817
Total assets	95,594	107,630
Liabilities	93,734	106,093
Derivatives	606	266
Accrued expenses and prepaid revenues	1,254	1,271
Total liabilities	95,594	107,630
Commitments
Committed undisbursed loans	45,886	42,007